GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31,
	2022	2021
	USD in thousands
Salaries and related expense	1,027	1,144
Stock-based compensation	903	1,483
Professional services	859	1,193
Patents	292	798
Depreciation	34	29
Insurance	337	386
Vehicle expenses	73	99
Rent and maintenance and other expenses	181	120
VAT provision (note 7e)	(129)	229
	3,577	5,481